Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

9Income taxes

(a)Taxation recognized in consolidated profit or loss:

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Amounts recognized in consolidated profit or loss
Current tax
Provision for the year/period	557,630	339,409	789,640	813,713
Deferred tax
Origination and reversal of temporary differences (Note 9(c))	(5,845)	57,256	(77,536)	(110,189)
Tax expense	551,785	396,665	712,104	703,524

1)	Cayman Islands and the BVI

Pursuant to the rules and regulations of the Cayman Islands and the BVI, the Group is not subject to any income tax in the Cayman Islands and the BVI.

2)	Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiaries generally are subject to Hong Kong Profits Tax at the rate of 16.5% on their taxable income generated from the operations in Hong Kong.

3)	Chinese Mainland

Under the Corporate Income Tax (“CIT”) Law, the Company’s subsidiaries established in Chinese Mainland generally are subject to a unified statutory CIT rate of 25%.

A subsidiary established in Hengqin New Area of Zhuhai, a pilot free trade zone in the PRC, met the criteria for a preferential income tax rate of 15%.

A subsidiary established in Guangzhou Nansha, a pilot free trade zone in the PRC, met the criteria for a preferential income tax rate of 15%.

A subsidiary established in Guangzhou, the PRC, is eligible for high and new technology enterprise preferential income tax rate of 15% for three years ended December 31, 2027.

4)	United States

Under United States Internal Revenue Code, the Company’s subsidiaries established in the United States are subject to a Federal CIT rate of 21% and various state income taxes.

5)	Indonesia

A subsidiary established in Indonesia is subject to a CIT rate of 22%.

6)	India

Under the Income Tax Act 1961 enacted in India, a subsidiary established in India is subject to a CIT rate of 26% for fiscal year ended March 31, 2022 and 25.17% from fiscal year ended March 31, 2023 and onwards.

7)	Canada

Under the Canadian federal and provincial tax rules, the Company’s subsidiaries established in Canada are subject to combined Canadian federal and provincial statutory income tax rates ranging from 23% to 31% depending on the location of the operation.

8)	Singapore

Under the Income Tax Act enacted in Singapore, the Company’s subsidiaries established in Singapore are subject to a tax rate of 17%.

9)	Vietnam

Under the Law on Corporate Income Tax enacted in Vietnam, a subsidiary incorporated in Vietnam is subject to a tax rate of 20%.

(b)Reconciliation between tax expense and accounting profit at applicable tax rates:

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Profit before taxation	2,333,614	1,652,742	3,347,532	1,913,338
Notional tax on profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	566,955	394,856	859,697	572,459
Tax effect of share-based compensation expenses (Note 6(i))	15,435	11,401	20,127	54,151
Tax effect of other non-deductible expenses	13,666	7,310	13,060	2,696
Effect of preferential tax treatments on assessable profits of certain subsidiaries (Note 9(a)(3))	(42,739)	(10,756)	(101,522)	(96,588)
Tax effect of additional deduction on research and development costs	(4,217)	(3,476)	(6,179)	(3,364)
Tax effect of exempted and non-taxable income	(7,421)	(12,481)	(11,978)	(7,185)
Effect of unused tax losses not recognized/(being utilized)	22,956	(8,002)	(56,271)	(16,497)
Effect of deductible temporary differences (being utilized)/not recognized	(12,850)	13,718	1,736	197,984
Others	—	4,095	(6,566)	(132)
Actual tax expenses	551,785	396,665	712,104	703,524

(c)Movement in deferred tax assets

The components of deferred tax assets recognized in the consolidated statement of financial position and the movements during the reporting periods presented are as follows:

				Loss from
				waiver of
				intercompany
				receivables
	Unused	Intra-group		of
	tax	unrealized	Credit loss and	discontinued	Right-of-use	Lease
	losses	profits	impairment	operations	assets	Liabilities	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets arising from:
At January 1, 2024	23,013	27,820	31,181	6,825	(98,804)	108,687	5,408	104,130
Charged to profit or loss	82,060	19,694	7,029	(6,825)	(337,147)	333,059	(20,334)	77,536
Exchange rate difference	437	—	(78)	—	(815)	791	(53)	282
At December 31, 2024	105,510	47,514	38,132	—	(436,766)	442,537	(14,979)	181,948
Charged to profit or loss	12,003	36,429	27,922	—	(51,036)	85,156	(285)	110,189
Exchange rate difference	(1,655)	—	(1,305)	—	8,626	(9,317)	193	(3,458)
At December 31, 2025	115,858	83,943	64,749	—	(479,176)	518,376	(15,071)	288,679

The Group only recognizes deferred income tax assets for cumulative tax losses if it is probable that future taxable amounts will be available to utilize those tax losses.

(d)Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit against which the losses can be utilized will be available in the relevant tax jurisdiction.

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Deductible temporary differences	63,546	865,741
Cumulative tax losses	447,814	715,191
Total	511,360	1,580,932

(e)Tax losses carried forward

Tax losses for which no deferred tax asset was recognized will expire as follows:

	As at		As at
	December 31,		December 31,
	2024	Expiry date	2025	Expiry date
	RMB’000		RMB’000
Expire	368,235	2025-2045	358,255	2026-2046
Never expire	79,579		356,936

Tax losses for which no deferred tax asset was recognized are related to subsidiaries that are not expected to derive sufficient taxable profits in the foreseeable future before the unused tax losses expire.

(f)Uncertain tax position

The Group evaluates whether it is probable that tax authority will accept the tax treatment for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions. The Group does not anticipate any significant increase to unrecognized tax benefit within the next 12 months. Interest and penalties related to income tax matters, if any, is included in income tax expense.

(g)Pillar Two income taxes

In 2021, the Organisation for Economic Co-operation and Development published the Global Anti-Base Erosion Model Rules (“Pillar Two model rules”) for a new global minimum tax reform applicable to large multinational enterprises. Certain jurisdictions in which the Group operates have implemented Pillar Two income tax legislation based on this framework, and those Pillar Two income tax laws became effective on January 1, 2024. As all subsidiaries within the Group in those jurisdictions have jurisdictional effective tax rates in excess of 15%, the Group has not recognized any Pillar Two related income tax expense for the year ended December 31, 2025.

Other jurisdictions in which the Group operates are in the process of implementing their Pillar Two income tax legislation. Therefore, it is possible that the Group may be subject to additional Pillar Two income taxes in those jurisdictions.